ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative)									12 Months Ended
	Feb. 09, 2022 USD ($) $ / shares shares	Jul. 31, 2020 USD ($) $ / shares shares	Jun. 23, 2020 USD ($) $ / shares shares	Sep. 26, 2019 CNY (¥)	Dec. 30, 2018 USD ($)	Jul. 28, 2017 USD ($) $ / shares shares	May 09, 2017 $ / shares shares	Apr. 26, 2016 CNY (¥)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 29, 2021 $ / shares	Sep. 16, 2021 $ / shares shares	Oct. 13, 2020 shares	Dec. 31, 2017 shares	Nov. 23, 2017	Nov. 21, 2017 shares	Dec. 29, 2016 USD ($)	Dec. 29, 2016 CNY (¥)	Sep. 16, 2014
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued		3,555,556	4,352,941
Shares Issued, Price Per Share | $ / shares		$ 0.45	$ 0.85
Number of shares issued, value | $		$ 1,600,000	$ 3,700,000						$ 2,279,190	$ 4,500,000
Payments of Stock Issuance Costs | $									$ 100,000	$ 222,000
Common Stock, Shares, Issued									7,535,897	6,406,146					22,114,188
Common Stock, Shares, Outstanding									7,535,897	6,406,146				32,022,685	22,114,188
Net (loss) income | $									$ (2,145,530)	$ (9,075,353)	$ (61,995,758)
Freight App Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued, value | $		$ 440,000
Warrant exercise price | $ / shares									$ 0.25			$ 0.01	$ 0.01
Net (loss) income | $									$ (8,200,805)	$ (5,851,976)
Exclusive Business Cooperation Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Agreement term								10 years
Exclusive Option Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Agreement term				10 years				10 years
Consideration for exercise option | ¥				¥ 1				¥ 1
Jianxin Lin [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net (loss) income | $					$ 2,062,000
Sheng Ying Xin [Member] | Exclusive Business Cooperation Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of net profit								100.00%
Agreement term								10 years
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase of warrants							91,042										91,042
Warrant exercise price percentage							120.00%
Warrant exercise price | $ / shares							$ 12
Warrant exercisable term							2 years
IPO [Member] | New Investors [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued						2,023,146
Shares Issued, Price Per Share | $ / shares						$ 10.00
Number of shares issued, value | $						$ 20,231,460
Payments of Stock Issuance Costs | $						1,262,562
Deferred Offering Costs | $						$ 763,365
Series A Warrant [Member] | Freight App Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrant exercise price | $ / shares	$ 1.50
Series A Warrant [Member] | Securities Purchase Agreement [Member] | Freight App Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase of warrants	16,257,671
Series B Warrant [Member] | Freight App Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrant exercise price | $ / shares	$ 1.20
Series B Warrant [Member] | Securities Purchase Agreement [Member] | Freight App Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase of warrants	16,257,671
Series C Warrant [Member] | Freight App Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrant exercise price | $ / shares	$ 0.75
Series C Warrant [Member] | Securities Purchase Agreement [Member] | Freight App Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase of warrants	16,257,671
Series D Warrant [Member] | Freight App Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrant exercise price | $ / shares	$ 1.125
Series D Warrant [Member] | Securities Purchase Agreement [Member] | Freight App Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase of warrants	16,257,671
Sheng Ying Xin [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage																100.00%		1.00%	1.00%	60.22%
Sheng Ying Xin [Member] | Freight App Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage	81.10%
Sheng Ying Xin [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Registered capital																		$ 726,600	¥ 5,000,000
Direct ownership percentage																				99.00%
Indirect ownership percentage																				1.00%
ATW Opportunities Master Fund LP [Member] | Securities Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase of warrants													650,000
ATW Opportunities Master Fund LP [Member] | Securities Purchase Agreement [Member] | Restricted Series B Preferred Stock [Member] | Freight App Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued	2,333,333
Number of shares issued, value | $	$ 3,500,000
Purchase of warrants	2,333,333